Investment Strategy - First Trust Enhanced Stocks Bonds & Gold ETF	Nov. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve long-term total return by investing primarily in a portfolio of U.S. Treasury securities (“U.S. Treasuries”), cash and cash equivalents, and exchange-traded futures contracts that provide exposure to the following three asset classes: S&P 500® Index, intermediate U.S. Treasuries, and gold. The futures contracts that reference gold (the “Gold Futures”) are expected to be held in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund does not invest directly in Gold Futures. The Fund gains exposure to Gold Futures exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund’s investment advisor (“First Trust” or the “Advisor”). The futures contracts that reference the S&P 500® Index and intermediate U.S. Treasuries will be held directly by the Fund alongside cash collateral. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to common stocks, bonds and gold. For purposes of compliance with this investment policy, futures contracts will be valued at their notional value.In general, the Fund seeks to provide a portfolio with a notional exposure of approximately 210%. On a monthly basis, such exposure is to be divided approximately equally across the S&P 500® Index, intermediate U.S. Treasuries, and Gold Futures (i.e., the notional exposure of each underlying asset is expected to be approximately 70%). The Fund's exposure to intermediate U.S. Treasuries may be derived from direct investment in such U.S. Treasuries and/or from exchange-traded futures contracts that provide exposure to U.S. Treasuries. While the Fund’s strategy seeks to equally weight notional exposure approximately monthly, the Fund may adjust its exposure more frequently based on market conditions or as necessary to comply with any applicable regulatory requirements. When the Fund conducts an intra-month adjustment based upon such considerations, it may not equally weight its exposure between the three asset classes. However, it is the expectation that on a monthly basis the Fund will allocate its exposure approximately equally between the three asset classes. Rebalancing events may occur over several days. Between such periods, exposures will vary based upon market movement. The Fund resets each underlying asset to an approximate notional exposure as a means of controlling risk exposure. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to gold within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Gold Futures. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Gold Futures. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary. The Subsidiary’s holdings will primarily consist of Gold Futures, which are contractual agreements to buy or sell gold at a pre-determined price at a settlement date in the future. As the settlement date for a futures contract approaches, the Fund, through the Subsidiary, intends to sell the expiring contract and replace it with a similar contract with a more distant settlement date. This process is known as “rolling” and may be done frequently by the Fund throughout the year so as to maintain a fully invested position. This frequent buying and selling of Gold Futures, in addition to attempts by the Fund to equally weight its exposure, may cause the Fund to experience higher levels of portfolio turnover. Before a scheduled monthly rebalance, the Fund may reduce its notional exposure to gold that it derives from the derivatives positions based on market conditions or to comply with applicable regulatory requirements. The Fund is permitted to have an aggregate notional exposure to the futures markets that is greater than the Fund’s total assets. The notional exposure or notional value of a futures contract is the market value of the asset which the futures contract has price exposure to. Aggregate notional value is the sum of the absolute value of the Fund’s notional exposure through futures contracts. Such investments may result in significant portfolio leverage, which could result in the Fund losing more than it originally invested (see “Leverage Risk” for a discussion of the risks of increased portfolio leverage).The Fund’s collateral will be invested in U.S. Treasuries and/or cash and cash equivalents. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).